Schedule of Investments
July 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–37.21%(a)
Australia–1.19%
Australia Government Bond,
Series 136, 4.75%, 04/21/2027(b)	AUD	360,000	$328,463
Series 142, 4.25%, 04/21/2026(b)	AUD	99,000	85,763
			414,226
Brazil–0.05%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	74,000	16,974
Canada–3.45%
Canadian Government Bond,
0.50%, 09/01/2025	CAD	100,000	75,432
2.00%, 06/01/2028	CAD	1,200,000	1,007,912
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	117,837
			1,201,181
Chile–0.20%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/2026	CLP	45,000,000	69,958
China–0.38%
Bank of Communications Co. Ltd., 3.63%, 10/03/2026(b)	EUR	110,000	131,244
Czech Republic–0.13%
Czech Republic Government Bond, Series 120, 1.25%, 02/14/2025	CZK	960,000	44,338
France–2.53%
Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	127,420
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)	EUR	100,000	132,512
Credit Mutuel Arkea S.A., 3.25%, 06/01/2026(b)	EUR	100,000	132,234
Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	118,037
La Mondiale SAM, 5.05%(b)(c)	EUR	100,000	131,410
Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	120,560
Thales S.A., 0.01%, 05/31/2022(b)	EUR	100,000	117,828
			880,001
Germany–5.90%
Bayer AG, 3.13%, 11/12/2079(b)	EUR	100,000	118,283
	Principal Amount		Value
Germany–(continued)
Bundesrepublik Deutschland Bundesanleihe,
1.00%, 08/15/2025(b)	EUR	51,000	$65,493
0.01%, 08/15/2029(b)	EUR	900,036	1,118,991
0.01%, 08/15/2050(b)	EUR	100,000	121,948
Daimler AG, 0.01%, 02/08/2024(b)	EUR	38,000	43,860
Daimler International Finance B.V., 0.25%, 11/06/2023(b)	EUR	101,000	118,125
Deutsche Bank AG, 2.38%, 01/11/2023(b)	EUR	100,000	121,828
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	118,197
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	113,890
ZF Europe Finance B.V., 3.00%, 10/23/2029(b)	EUR	100,000	110,370
			2,050,985
Hungary–0.10%
Hungary Government Bond, 1.00%, 11/26/2025	HUF	10,320,000	34,867
Indonesia–0.51%
Indonesia Treasury Bond, 6.50%, 06/15/2025	IDR	2,546,000,000	178,752
Italy–3.50%
2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	126,688
Eni S.p.A., 1.00%, 10/11/2034(b)	EUR	100,000	121,627
FCA Bank S.p.A., 0.63%, 11/24/2022(b)	EUR	103,000	121,276
Italy Buoni Poliennali Del Tesoro,
2.50%, 11/15/2025(b)	EUR	225,000	292,164
3.00%, 08/01/2029(b)	EUR	315,000	437,699
3.45%, 03/01/2048(b)	EUR	75,000	117,247
			1,216,701
Japan–5.41%
Japan Government Forty Year Bond, Series 9, 0.40%, 03/20/2056	JPY	50,900,000	459,988
Japan Government Ten Year Bond, Series 365, 0.10%, 09/20/2029	JPY	91,850,000	878,265
Japan Government Twenty Year Bond, Series 147, 1.60%, 12/20/2033	JPY	26,550,000	297,992
JT International Financial Services B.V.,
1.13%, 09/28/2025(b)	EUR	100,000	123,208
1.00%, 11/26/2029(b)	EUR	100,000	120,543
			1,879,996
Malaysia–0.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	MYR	425,000	110,928

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
Mexico–0.87%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	$301,700
Netherlands–0.78%
ABN AMRO Bank N.V., 0.60%, 01/15/2027(b)	EUR	100,000	118,385
Cooperatieve Rabobank U.A., 1.25%, 03/23/2026(b)	EUR	120,000	152,344
			270,729
New Zealand–0.24%
New Zealand Government Bond, Series 425, 2.75%, 04/15/2025(b)	NZD	115,000	84,808
Norway–0.49%
Norway Government Bond, Series 477, 1.75%, 03/13/2025(b)	NOK	1,450,000	170,392
Poland–0.67%
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	233,172
Russia–0.47%
Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033	RUB	10,543,000	162,583
Singapore–0.25%
Singapore Government Bond, 2.38%, 06/01/2025	SGD	108,000	85,683
South Korea–1.22%
Korea Treasury Bond, Series 2906, 1.88%, 06/10/2029	KRW	480,770,000	423,832
Spain–1.21%
Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	128,939
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	117,666
Spain Government Bond, 2.70%, 10/31/2048(b)	EUR	107,000	175,772
			422,377
Sweden–0.59%
Svenska Handelsbanken AB, 1.13%, 12/14/2022(b)	EUR	106,000	128,777
Sweden Government Bond, Series 1058, 2.50%, 05/12/2025	SEK	585,000	75,567
			204,344
Switzerland–0.24%
Swiss Confederation Government Bond, 1.25%, 06/11/2024(b)	CHF	70,000	82,586
Thailand–0.32%
Thailand Government Bond, 1.45%, 12/17/2024	THB	3,408,000	112,752
	Principal Amount		Value
United Kingdom–2.45%
BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	$125,244
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	114,512
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)	EUR	100,000	117,009
NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	119,544
Royal Mail PLC, 1.25%, 10/08/2026(b)	EUR	100,000	114,906
United Kingdom Gilt,
3.50%, 01/22/2045(b)	GBP	86,224	186,901
3.50%, 07/22/2068(b)	GBP	25,000	73,670
			851,786
United States–3.74%
Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	121,221
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	133,660
American Honda Finance Corp., 0.35%, 08/26/2022	EUR	101,000	119,739
Apple, Inc.,
1.38%, 01/17/2024	EUR	100,000	124,743
0.88%, 05/24/2025	EUR	100,000	124,001
AT&T, Inc., 2.40%, 03/15/2024	EUR	116,000	146,378
Citigroup, Inc., 0.50%, 01/29/2022(b)	EUR	100,000	118,736
Johnson & Johnson, 0.65%, 05/20/2024	EUR	100,000	121,947
JPMorgan Chase & Co., 0.63%, 01/25/2024(b)	EUR	125,000	149,815
Toyota Motor Credit Corp.,
2.38%, 02/01/2023(b)	EUR	19,000	23,780
0.25%, 07/16/2026(b)	EUR	100,000	118,419
			1,302,439
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,086,128)			12,939,334
U.S. Treasury Securities–25.23%
U.S. Treasury Bills–0.36%(d)
0.16%, 09/03/2020(e)		$69,989	69,989
0.40%, 09/03/2020		54,980	54,980
			124,969
U.S. Treasury Bonds–3.69%
4.38%, 05/15/2040		461,549	470,819
2.50%, 02/15/2045		123,358	128,723
2.88%, 05/15/2049		387,389	444,286
2.00%, 02/15/2050		214,763	240,219
			1,284,047
U.S. Treasury Notes–21.18%
1.13%, 02/28/2022		1,859,243	1,871,105
0.13%, 05/31/2022		998,974	1,000,059
1.38%, 02/15/2023		607,689	619,125
0.25%, 04/15/2023		749,180	752,739
1.13%, 02/28/2025		75,224	76,312
0.50%, 03/31/2025		554,592	557,638
0.25%, 06/30/2025		996,328	1,001,738
1.13%, 02/28/2027		823,021	839,688
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value
U.S. Treasury Notes–(continued)
1.50%, 02/15/2030	$617,411	$643,999
		7,362,403
Total U.S. Treasury Securities (Cost $8,593,690)		8,771,419
U.S. Dollar Denominated Bonds & Notes–21.07%
Belgium–0.13%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 01/12/2024	40,000	44,119
Canada–0.48%
Brookfield Finance, Inc., 4.85%, 03/29/2029	90,000	108,224
Magna International, Inc., 3.63%, 06/15/2024	52,000	58,057
		166,281
France–0.36%
Airgas, Inc., 3.65%, 07/15/2024	10,000	11,052
Sanofi, 3.38%, 06/19/2023	105,000	114,110
		125,162
Ireland–0.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/2023	150,000	148,716
Japan–0.26%
ORIX Corp., 2.90%, 07/18/2022	86,000	89,434
Mexico–0.15%
America Movil S.A.B. de C.V., 6.38%, 03/01/2035	35,000	52,587
Netherlands–0.37%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041	85,000	130,126
United Kingdom–3.15%
Barclays PLC, 4.84%, 05/09/2028	200,000	225,531
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	59,751	49,982
Diageo Capital PLC, 3.50%, 09/18/2023	200,000	217,433
HSBC Holdings PLC, 4.58%, 06/19/2029	200,000	233,510
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	111,233
Natwest Group PLC,
6.13%, 12/15/2022	118,000	129,319
6.00%, 12/19/2023	18,000	20,293
United Utilities PLC, 6.88%, 08/15/2028	84,000	108,728
		1,096,029
United States–15.74%
3M Co., 3.05%, 04/15/2030	83,000	96,559
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	32,000	33,610
Principal Amount		Value
United States–(continued)
Altria Group, Inc.,
4.50%, 05/02/2043	$60,000	$70,740
5.95%, 02/14/2049	104,000	147,173
American Honda Finance Corp., 2.15%, 09/10/2024	65,000	68,686
American International Group, Inc., 4.13%, 02/15/2024	55,000	61,481
American Water Capital Corp., 6.59%, 10/15/2037	14,000	22,154
Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	49,030
AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	54,367
Apple, Inc., 3.00%, 02/09/2024	47,000	50,919
Ares Capital Corp., 3.50%, 02/10/2023	17,000	17,204
AT&T, Inc., 3.80%, 02/15/2027	16,000	18,305
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	28,000	29,320
4.08%, 12/15/2047	75,000	82,085
Bank of America Corp.,
4.20%, 08/26/2024	188,000	210,867
4.00%, 01/22/2025	30,000	33,548
Baxter International, Inc., 2.60%, 08/15/2026	103,000	114,265
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	79,000	96,267
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	35,846
Boeing Co. (The),
2.70%, 02/01/2027	29,000	28,031
3.25%, 02/01/2035	70,000	65,449
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	79,320
Brighthouse Financial, Inc., 4.70%, 06/22/2047	106,000	105,329
California Institute of Technology, 4.70%, 11/01/2111	22,000	32,688
Cigna Corp., 4.50%, 02/25/2026	10,000	11,805
CNH Industrial Capital LLC, 3.88%, 10/15/2021	27,000	27,850
Comcast Corp., 3.70%, 04/15/2024	87,000	96,883
CommonSpirit Health, 2.95%, 11/01/2022	106,000	111,169
Continental Resources, Inc., 5.00%, 09/15/2022	29,000	29,029
Cummins, Inc., 4.88%, 10/01/2043	55,000	77,028
Deere & Co., 2.60%, 06/08/2022	12,000	12,454
Delta Air Lines, Inc., 3.63%, 03/15/2022	21,000	20,634
Discovery Communications LLC, 3.95%, 06/15/2025	150,000	169,605
Duke Energy Corp., 3.75%, 04/15/2024	71,000	78,797
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
DuPont de Nemours, Inc., 4.21%, 11/15/2023	$63,000	$69,602
Expedia Group, Inc., 4.63%, 08/01/2027(b)	16,000	16,463
Exxon Mobil Corp., 3.18%, 03/15/2024	52,000	56,433
FedEx Corp., 4.75%, 11/15/2045	107,000	133,511
General Electric Co., Series A, 6.88%, 01/10/2039	100,000	129,345
General Motors Co., 6.75%, 04/01/2046	93,000	112,281
Gilead Sciences, Inc., 3.70%, 04/01/2024	84,000	93,145
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	206,712
Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	28,932
HCA, Inc., 5.25%, 06/15/2026	100,000	117,641
Hillenbrand, Inc., 4.50%, 09/15/2026	99,000	106,796
HP, Inc., 6.00%, 09/15/2041	91,000	112,992
International Business Machines Corp., 7.13%, 12/01/2096	43,000	77,244
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	40,000	48,551
Loews Corp., 4.13%, 05/15/2043	60,000	72,195
Marathon Oil Corp., 6.60%, 10/01/2037	100,000	104,948
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	9,000	10,000
MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	85,222
Microsoft Corp., 2.88%, 02/06/2024	108,000	117,081
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	77,444
Philip Morris International, Inc., 2.50%, 08/22/2022	125,000	130,360
PSEG Power LLC, 8.63%, 04/15/2031	100,000	149,522
Rockwell Automation, Inc., 3.50%, 03/01/2029	82,000	95,965
Rockwell Collins, Inc., 3.20%, 03/15/2024	51,000	54,495
Ross Stores, Inc., 5.45%, 04/15/2050	65,000	88,198
Ryder System, Inc., 3.65%, 03/18/2024	64,000	69,756
Sempra Energy,
4.05%, 12/01/2023	15,000	16,519
3.75%, 11/15/2025	30,000	33,840
Simon Property Group L.P.,
2.63%, 06/15/2022	26,000	26,781
6.75%, 02/01/2040	38,000	56,137
Southern California Edison Co., Series C,
3.50%, 10/01/2023	62,000	66,787
6.00%, 01/15/2034	17,000	23,298
Southwest Airlines Co., 3.00%, 11/15/2026	23,000	22,404
	Principal Amount	Value
United States–(continued)
Spectra Energy Partners L.P., 4.75%, 03/15/2024	$63,000	$70,861
Starbucks Corp., 3.85%, 10/01/2023	22,000	24,165
Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	59,048
UDR, Inc., 3.00%, 08/15/2031	42,000	46,578
Union Electric Co., 8.45%, 03/15/2039	48,000	86,175
Wachovia Corp., 7.57%, 08/01/2026(f)	82,000	105,561
Walmart, Inc., 3.30%, 04/22/2024	27,000	29,699
Wells Fargo & Co., 4.10%, 06/03/2026	76,000	86,233
Welltower, Inc., 3.63%, 03/15/2024	106,000	114,969
		5,472,386
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,180,884)		7,324,840

U.S. Government Sponsored Agency Mortgage-Backed Securities–7.98%
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K038, Class X1, IO, 1.12%, 03/25/2024(g)	1,529,534	52,387
Federal Home Loan Mortgage Corp., 3.00%, 01/01/2050	48,500	52,442
Federal National Mortgage Association, 3.00%, 03/01/2050	48,882	52,253
Federal National Mortgage Association, 3.00%, 12/01/2049	98,828	104,685
Federal National Mortgage Association, 2.50%, 03/01/2050	108,144	114,835
Federal National Mortgage Association, 3.00%, 10/01/2049	94,195	100,225
Federal National Mortgage Association, 3.00%, 02/01/2050	95,363	101,013
Federal Home Loan Mortgage Corp., 4.50%, 09/01/2049	81,134	87,239
Federal Home Loan Mortgage Corp., 4.50%, 01/01/2050	62,992	67,680
Federal National Mortgage Association, 4.50%, 06/01/2049	60,669	65,126
Uniform Mortgage-Backed Securities, TBA, 2.50%, 08/01/2050(h)	579,000	608,289
Uniform Mortgage-Backed Securities, TBA, 2.50%, 08/01/2035(h)	270,000	283,394
Government National Mortgage Association, TBA, 3.00%, 08/01/2050(h)	470,000	497,033
Federal Home Loan Mortgage Corp., 3.00%, 05/01/2050	269,693	296,265
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value

Federal National Mortgage Association, 2.50%, 01/01/2050	$273,224	$293,570
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,737,163)		2,776,436

Asset-Backed Securities–2.01%
COLT Mortgage Loan Trust, Series 2019-1, Class A1, 3.71%, 03/25/2049(b)(g)	43,391	44,070
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 04/25/2058(b)(g)	124,174	126,706
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(g)	92,640	95,184
Residential Mortgage Loan Trust, Series 2019-1, Class A1, 3.94%, 10/25/2058(b)(g)	126,682	128,056
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class A1, 3.40%, 04/29/2049(b)(g)	49,437	49,984
	Principal Amount	Value

Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(g)	$118,084	$121,248
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(g)	130,430	133,102
Total Asset-Backed Securities (Cost $685,183)		698,350
	Shares
Money Market Funds–6.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(i)(j)	829,006	829,006
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(i)(j)	454,321	454,593
Invesco Treasury Portfolio, Institutional Class, 0.07%(i)(j)	947,435	947,435
Total Money Market Funds (Cost $2,230,853)		2,231,034
TOTAL INVESTMENTS IN SECURITIES—99.92% (Cost $33,513,901)		34,741,413
OTHER ASSETS LESS LIABILITIES–0.08%		28,919
NET ASSETS–100.00%		$34,770,332
Investment Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
Ctfs.	– Certificates
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
TBA	– To Be Announced
THB	– Thai Baht
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $8,459,233, which represented 24.33% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2020.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$291,763	$6,743,971	$(6,206,728)	$-	$-	$829,006	$1,908
Invesco Liquid Assets Portfolio, Institutional Class	208,408	4,817,122	(4,570,314)	174	(797)	454,593	2,160
Invesco Treasury Portfolio, Institutional Class	333,443	7,707,396	(7,093,404)	-	-	947,435	1,969
Total	$833,614	$19,268,489	$(17,870,446)	$174	$(797)	$2,231,034	$6,037

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro Buxl 30 Year Bonds	2	September-2020	$529,701	$12,272	$12,272
Euro-Schatz	3	September-2020	396,392	83	83
Japan 10 Year Bonds	1	September-2020	1,439,422	4,058	4,058
Long Gilt	9	September-2020	1,632,257	17,121	17,121
Subtotal—Long Futures Contracts				33,534	33,534
Short Futures Contracts
Interest Rate Risk
Canada 10 Year Bonds	2	September-2020	(230,990)	(2,020)	(2,020)
Euro Bobl	1	September-2020	(159,306)	(814)	(814)
Euro Bund	2	September-2020	(418,220)	(8,178)	(8,178)
US Treasury 2 Year Notes	8	September-2020	(1,767,875)	(2,013)	(2,013)
U.S. Treasury 5 Year Notes	13	September-2020	(1,639,625)	(6,905)	(6,905)
U.S. Treasury 10 Year Notes	1	September-2020	(140,078)	(1,330)	(1,330)
U.S. Treasury 10 Year Ultra Bonds	2	September-2020	(318,500)	(4,707)	(4,707)
U.S. Treasury Long Bonds	1	September-2020	(182,281)	(3,971)	(3,971)
Subtotal—Short Futures Contracts				(29,938)	(29,938)
Total Futures Contracts				$3,596	$3,596

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/31/2020	Bank Of America	USD	365,453	EUR	325,000	$17,598
08/31/2020	Bank Of America	USD	283,676	NOK	2,634,769	5,839
08/31/2020	Bank Of America	USD	122,080	NZD	188,500	2,938
08/31/2020	Barclays Bank PLC	USD	75,895	EUR	67,100	3,191
08/31/2020	Barclays Bank PLC	USD	14,044	SGD	20,000	512
09/01/2020	Barclays Bank PLC	USD	607,503	GBP	498,000	44,478
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/31/2020	BNP Paribas S.A.	USD	328,292	KRW	403,358,000	$10,276
08/31/2020	BNP Paribas S.A.	USD	49,718	TRY	358,000	304
08/31/2020	Citibank, N.A.	TRY	42,459	USD	6,111	178
08/31/2020	Citibank, N.A.	USD	1,188,845	CNY	8,498,000	26,426
08/31/2020	Citibank, N.A.	USD	861,432	EUR	765,371	40,649
08/31/2020	Citibank, N.A.	USD	2,725,574	JPY	291,813,500	31,957
08/31/2020	Citibank, N.A.	USD	141,988	NZD	238,000	15,860
08/31/2020	Citibank, N.A.	USD	45,860	SGD	63,850	612
08/31/2020	Goldman Sachs International	USD	25,431	CZK	651,000	3,791
08/31/2020	Goldman Sachs International	USD	60,991	SGD	85,000	875
08/04/2020	J.P. Morgan Chase Bank, N.A.	BRL	30,000	USD	5,766	15
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	5,650	BRL	30,000	101
08/31/2020	J.P. Morgan Chase Bank, N.A.	IDR	360,000,000	USD	25,377	784
08/31/2020	J.P. Morgan Chase Bank, N.A.	JPY	6,890,630	USD	65,551	437
08/31/2020	J.P. Morgan Chase Bank, N.A.	RUB	1,030,000	USD	14,870	1,033
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	41,521	AUD	60,000	1,350
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	88,395	CAD	120,000	1,199
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	38,357	IDR	586,636,000	1,718
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	38,801	INR	2,983,500	976
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	607,182	JPY	65,690,000	13,564
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	10,528	RUB	785,000	18
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	173,356	SEK	1,665,421	16,376
08/31/2020	J.P. Morgan Chase Bank, N.A.	USD	115,086	THB	3,629,352	1,294
09/01/2020	J.P. Morgan Chase Bank, N.A.	USD	380,304	GBP	311,000	26,857
08/31/2020	Morgan Stanley & Co.	SEK	285,160	USD	32,708	221
08/31/2020	Morgan Stanley & Co.	USD	68,302	AUD	106,000	7,437
08/31/2020	Morgan Stanley & Co.	USD	26,242	CHF	25,200	1,334
08/31/2020	Morgan Stanley & Co.	USD	148,253	JPY	15,885,000	1,855
08/31/2020	Morgan Stanley & Co.	USD	40,398	NOK	384,231	1,822
09/01/2020	Morgan Stanley & Co.	USD	168,491	GBP	135,000	8,251
08/31/2020	Royal Bank of Canada	USD	18,674	AUD	27,000	618
08/31/2020	Royal Bank of Canada	USD	53,308	CAD	75,000	2,688
08/31/2020	Royal Bank of Canada	USD	240,488	EUR	210,000	7,022
08/31/2020	Royal Bank of Canada	USD	116,562	IDR	1,778,820,000	4,955
08/31/2020	Royal Bank of Canada	USD	17,518	INR	1,330,000	214
08/31/2020	Royal Bank of Canada	USD	16,659	KRW	20,000,000	128
08/31/2020	State Street Bank & Trust Co.	USD	147,778	CAD	199,000	799
08/31/2020	State Street Bank & Trust Co.	USD	4,269,091	EUR	3,950,000	386,461
08/31/2020	UBS AG	USD	441,278	CNY	3,115,000	4,189
08/31/2020	UBS AG	USD	72,579	SEK	713,000	8,649
09/01/2020	UBS AG	USD	151,257	GBP	117,300	2,312
Subtotal—Appreciation						710,161
Currency Risk
08/31/2020	Bank Of America	AUD	138,000	USD	88,631	(9,972)
08/31/2020	Bank Of America	CHF	111,200	USD	117,770	(3,914)
08/31/2020	Bank Of America	EUR	105,000	USD	118,070	(5,685)
08/31/2020	Bank Of America	NZD	86,000	USD	51,805	(5,232)
08/31/2020	Bank Of America	PLN	569,302	USD	134,427	(17,604)
08/31/2020	Barclays Bank PLC	KRW	423,358,000	USD	352,478	(2,878)
08/31/2020	Citibank, N.A.	CAD	516,614	USD	369,806	(15,908)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/31/2020	Citibank, N.A.	EUR	548,600	USD	618,556	$(28,035)
09/01/2020	Citibank, N.A.	GBP	72,000	USD	91,227	(3,035)
08/31/2020	Deutsche Bank AG	EUR	123,940	USD	146,013	(66)
08/31/2020	Goldman Sachs International	CHF	76,558	USD	79,521	(4,255)
08/31/2020	Goldman Sachs International	JPY	29,600,000	USD	276,641	(3,068)
08/31/2020	Goldman Sachs International	MXN	125,000	USD	5,439	(158)
08/31/2020	Goldman Sachs International	SGD	83,850	USD	60,166	(863)
08/31/2020	Goldman Sachs International	USD	28,110	RUB	2,001,000	(1,229)
08/31/2020	J.P. Morgan Chase Bank, N.A.	AUD	133,000	USD	92,071	(2,960)
08/31/2020	J.P. Morgan Chase Bank, N.A.	CAD	29,000	USD	21,362	(290)
08/31/2020	J.P. Morgan Chase Bank, N.A.	CHF	296,490	USD	322,862	(1,580)
08/31/2020	J.P. Morgan Chase Bank, N.A.	EUR	50,000	USD	54,634	(4,296)
08/31/2020	J.P. Morgan Chase Bank, N.A.	INR	2,982,822	USD	39,128	(639)
08/31/2020	J.P. Morgan Chase Bank, N.A.	JPY	19,493,000	USD	181,548	(2,653)
08/31/2020	J.P. Morgan Chase Bank, N.A.	NOK	1,540,000	USD	148,998	(20,221)
08/31/2020	J.P. Morgan Chase Bank, N.A.	RUB	7,648,000	USD	102,258	(484)
08/31/2020	J.P. Morgan Chase Bank, N.A.	SEK	1,100,000	USD	111,553	(13,763)
08/31/2020	J.P. Morgan Chase Bank, N.A.	SGD	85,000	USD	61,208	(658)
08/31/2020	J.P. Morgan Chase Bank, N.A.	THB	581,000	USD	18,480	(151)
08/31/2020	Morgan Stanley & Co.	CHF	199,000	USD	205,692	(12,069)
08/31/2020	Morgan Stanley & Co.	NOK	2,295,000	USD	224,869	(27,311)
08/31/2020	Morgan Stanley & Co.	SEK	1,012,000	USD	108,948	(6,343)
08/31/2020	Morgan Stanley & Co.	USD	17,646	MXN	385,000	(407)
09/01/2020	Morgan Stanley & Co.	GBP	124,000	USD	154,762	(7,579)
08/04/2020	Royal Bank of Canada	BRL	30,000	USD	5,620	(131)
08/04/2020	Royal Bank of Canada	USD	5,766	BRL	30,000	(15)
08/31/2020	Royal Bank of Canada	NZD	228,500	USD	148,456	(3,092)
08/31/2020	Royal Bank of Canada	USD	80,447	NOK	730,680	(158)
08/31/2020	Royal Bank of Canada	USD	137,159	NZD	204,990	(1,204)
08/31/2020	State Street Bank & Trust Co.	EUR	4,200,000	USD	4,539,286	(410,920)
08/31/2020	UBS AG	MXN	4,887,000	USD	200,200	(18,624)
08/31/2020	UBS AG	THB	3,048,352	USD	95,729	(2,020)
08/31/2020	UBS AG	USD	197,976	CAD	264,710	(338)
Subtotal—Depreciation						(639,808)
Total Forward Foreign Currency Contracts						$70,353

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	China 7-Day Reverse Repo Rate	Quarterly	1.96%	Quarterly	05/12/2025	CNY	10,200,000	$—	$(40,860)	$(40,860)

(a)	Centrally cleared swap agreements collateralized by $70,000 cash held with Credit Suisse Securities (USA) LLC.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$12,939,334	$—	$12,939,334
U.S. Treasury Securities	—	8,771,419	—	8,771,419
U.S. Dollar Denominated Bonds & Notes	—	7,324,840	—	7,324,840
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,776,436	—	2,776,436
Asset-Backed Securities	—	698,350	—	698,350
Money Market Funds	2,231,034	—	—	2,231,034
Total Investments in Securities	2,231,034	32,510,379	—	34,741,413
Other Investments - Assets*
Futures Contracts	33,534	—	—	33,534
Forward Foreign Currency Contracts	—	710,161	—	710,161
	33,534	710,161	—	743,695
Other Investments - Liabilities*
Futures Contracts	(29,938)	—	—	(29,938)
Forward Foreign Currency Contracts	—	(639,808)	—	(639,808)
Swap Agreements	—	(40,860)	—	(40,860)
	(29,938)	(680,668)	—	(710,606)
Total Other Investments	3,596	29,493	—	33,089
Total Investments	$2,234,630	$32,539,872	$—	$34,774,502

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco World Bond Factor Fund